Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Option Activity

The following table summarizes stock option activity at June 30, 2013 and changes during the six months then ended is presented in the table and narrative below (in thousands except share and per share data):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	1,442,810	$1.67	7.43	$10,569
Granted	1,250,940	7.87
Exercised	(6,176)	1.58
Forfeited	—
Canceled	(686)	0.87

Options outstanding at June 30, 2013	2,686,888	$4.55	8.30	$7,703

Options vested or expected to vest at June 30, 2013 (1)	2,628,763	$4.52	8.28	$7,615

Options exercisable at June 30, 2013	1,081,022	$1.61	6.61	$5,865

(1)	This represents the number of vested stock options as of June 30, 2013, plus the number of unvested stock options that the Company estimated as of June 30, 2013 would vest, based on the unvested stock options at June 30, 2013, as adjusted for the estimated forfeiture rate of 2%.

The following table summarizes stock option activity for employees and nonemployees:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2011	1,253,154	1.59	8.11	$768
Granted	211,839	2.11
Exercised	(18,946)	1.58
Forfeited	(2,710)	1.80
Canceled	(527)	4.14

Options outstanding at December 31, 2012	1,442,810	1.67	7.43	10,569

Options vested or expected to vest at
December 31, 2012 (1)	1,401,000	1.67	7.43	10,270

Options exercisable at December 31, 2012	915,848	1.56	6.97	$6,809

(1)	This represents the number of vested options as of December 31, 2012, plus the number of unvested options that the Company estimated as of December 31, 2012 would vest, based on the unvested options at December 31, 2012, as adjusted for the estimated forfeiture rate of 3%.

Stock-based Compensation Expense Recognized for Stock Options Granted in the Condensed Consolidated Statements of Operations

Stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations for stock options granted during the periods presented was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,		The Period from July 7, 2006 (inception) to June 30, 2013
	2013	2012	2013	2012
Research and development	$140	$121	$152	$160	$1,148
General and administrative	140	32	183	62	733

Total	$280	$153	$335	$222	$1,881

Stock-based compensation expense is recognized for stock options granted to employees and non-employees and has been reported in the Company’s statements of operations as follows (in thousands):

	Year Ended December 31,		The Period from July 7, 2006 (inception) to December 31, 2012
	2011	2012
	(in thousands)
Research and development	$175	$463	$996
General and administrative	137	149	550

Total	$312	$612	$1,546

Assumption Used to Estimate Fair Value of Employee Stock Award

The Company estimates the fair value of each employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions:

	Years Ended December 31,
	2011	2012
Weighted average expected volatility	64%	67%
Expected life (in years)	6.0-6.1	6.0-6.1
Risk free interest rate	1.21% -2.41%	0.85% -1.21%
Expected dividend yield	0%	0%